Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies [Abstract]
External research projects	SFr 24,700
Notice period for cancellation of rental contract	12 months
Commitments	SFr 34,355	SFr 39,909
Within 1 Year [Member]
Commitments and contingencies [Abstract]
Commitments	25,072	19,907
Between 1 and 3 Years [Member]
Commitments and contingencies [Abstract]
Commitments	8,885	12,993
Between 3 and 5 Years [Member]
Commitments and contingencies [Abstract]
Commitments	341	4,816
More Than 5 Years [Member]
Commitments and contingencies [Abstract]
Commitments	SFr 57	SFr 2,193